Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 993,000
Previously Paid Amount	0.00
Total Fee Amount	146.57
Total Offset Amount	0.00
Net Fee	146.57
Narrative - Max Aggregate Offering Price	$ 993,000
Final Prospectus	true